Consolidated Statements of Operations - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Income Statement [Abstract]
Revenue
General and administrative expenses	[1]	2,675,698	17,972,828
Operating Loss		(2,675,698)	(17,972,828)
Other income (expenses)
SAFE note issuance costs	[2]	(466,302)
Other transaction costs	[3]	(450,113)
Interest income			10,838
Interest expense	[4]	(7,828)	(50,454)
Finance charge			(7,579,713) [5]
Change in fair value of sponsor earnout shares			4,076,200
Change in fair value of warrant liability			(511,342)
Change in fair value of investment in equity securities		18,556	(322,134)
Change in fair value of convertible notes			(471,400)
Change in fair value of SAFE notes		(212,200)	(955,000)
Other income			21,970
Total other expenses		(1,117,887)	(5,781,035)
Net loss		$ (3,793,585)	$ (23,753,863)
Net loss per share
Basic		$ (0.09)	$ (0.55)
Diluted		$ (0.09)	$ (0.55)
Weighted average common shares outstanding
Basic		40,396,516	42,821,940
Diluted		40,396,516	42,821,940

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[2]	Includes related party amounts of $Nil and $435,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[3]	Includes related party amounts of $Nil and $100,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[4]	Includes related party amounts of $20,937 and $7,111 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[5]	Includes related party amounts of $3,875,000 and $Nil for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.